FIRST EAGLE VARIABLE FUNDS

First Eagle Overseas Variable Fund

1345 Avenue of the Americas
New York, New York 10105
(800) 747-2008

SUPPLEMENT DATED DECEMBER 7, 2009
TO PROSPECTUS DATED APRIL 30, 2009

This Supplement is intended to highlight certain changes to the Prospectus dated April 30, 2009. Please review these matters carefully.

The Adviser – Name Change

Arnhold and S. Bleichroeder Advisers, LLC has changed its name to First Eagle Investment Management, LLC. All references in the Prospectus to Arnhold and S. Bleichroeder Advisers, LLC, ASB Advisers or the Adviser shall now be deemed to refer to First Eagle Investment Management, LLC.

The change described above is a name change only, and does not reflect a change in ownership, corporate structure, or services provided. The Adviser looks forward to continuing to serve the Fund with no changes contemplated to service levels or to the Adviser's long-time, value-oriented investment approach.

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The information in this Supplement modifies the First Eagle Variable Funds' Prospectus dated April 30, 2009. In particular, and without limitation, the information contained in this Supplement modifies (and if inconsistent, replaces) information contained in the introductory page of the Prospectus and the section of the Prospectus entitled "The Adviser."

FIRST EAGLE VARIABLE FUNDS

First Eagle Overseas Variable Fund

1345 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10105
(800) 747-2008

SUPPLEMENT DATED DECEMBER 7, 2009
TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2009

This Supplement is intended to highlight certain changes to the Statement of Additional Information dated April 30, 2009. Please review these matters carefully.

The Adviser – Name Change

Arnhold and S. Bleichroeder Advisers, LLC has changed its name to First Eagle Investment Management, LLC. All references in the Statement of Additional Information to Arnhold and S. Bleichroeder Advisers, LLC, ASB Advisers or the Adviser shall now be deemed to refer to First Eagle Investment Management, LLC.

The change described above is a name change only, and does not reflect a change in ownership, corporate structure, or services provided. The Adviser looks forward to continuing to serve the Fund with no changes contemplated to service levels or to the Adviser's long-time, value-oriented investment approach.

****

The information in this Supplement modifies the First Eagle Variable Funds' Statement of Additional Information dated April 30, 2009. In particular, and without limitation, the information contained in this Supplement modifies (and if inconsistent, replaces) information contained in the cover page of the Statement of Additional Information and those sections of the Statement of Additional Information entitled "Organization of the Funds" and "Investment Advisory and Other Services."